Note 6 - Impairment Reversal - Key Assumptions Used in Impairment Test (Details) - Mount Milligan Mine [member] - Bottom of range [member]	Dec. 31, 2021
Statement Line Items [Line Items]
Gold price per oz - long-term	1,550
Copper price per lb - long-term	3.50
Foreign exchange rates - long-term (US$: C$)	1.28
Discount rate	6.00%